Investment Instruments - Schedule of Amount Recognized in Profit and Loss and Other Comprehensive Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [abstract]
Dividends from equity investments held at FVOCI recognized in profit or loss	$ 1,795	$ 1,870
Related to investments derecognized during the period	(24,918)	(32,954)
Totals	$ (23,123)	$ (31,084)